Securities in Continuous Loss Position (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 72,613	$ 40,366
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	989	171
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	28,944	47,183
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	769	1,199
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	101,557	87,549
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 1,758	1,370
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	49
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other	0.017
U.S. Government and agency obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 21,531	9,374
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	227	36
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	19,272	18,715
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	503	352
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	40,803	28,089
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	730	388
Government-sponsored enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		8,454
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		5
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		8,454
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		5
Mortgage-backed Securities, Agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	49,961	21,956
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	756	129
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	9,585	27,210
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	260	833
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	59,546	49,166
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	1,016	962
Mortgage-backed Securities, Non-agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	87	112
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	6	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	87	112
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	6	4
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		1,146
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		10
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		1,146
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		10
Tax-exempt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,121	582
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	6	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,121	582
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 6	$ 1